Revenue (Tables)	12 Months Ended
Aug. 31, 2022
Revenue [abstract]
Contract assets and liabilities

	Contract Assets	Contract Liabilities
September 1 , 2020	172	225
Increase in contract assets from revenue recognized during the period	140	–
Contract assets transferred to trade receivables	(171)	–
Contract terminations transferred to trade receivables	(16)	–
Revenue recognized included in contract liabilities at the beginning of the year	–	(219)
Increase in contract liabilities during the period	–	222

August 31, 2021	125	228
Increase in contract assets from revenue recognized during the period	93	–
Contract assets transferred to trade receivables	(112)	–
Contract terminations transferred to trade receivables	(20)	–
Revenue recognized included in contract liabilities at the beginning of the year	–	(222)
Increase in contract liabilities during the period	–	214

August 31, 2022	86	220

Schedule of contract assets and liabilities

	Contract Assets	Contract Liabilities
Current	97	213
Long-term	28	15

Balance as at August 31, 2021	125	228

Current	63	200
Long-term	23	20

Balance as at August 31, 2022	86	220

Deferred commission costs assets

September 1 , 2020	98
Additions to deferred commission cost assets	75
Amortization recognized on deferred commission cost assets	(81)

August 31, 2021	92
Additions to deferred commission cost assets	93
Amortization recognized on deferred commission cost assets	(82)

August 31, 2022	103

Current	59
Long-term	33

Balance as at August 31, 2021	92

Current	66
Long-term	37

Balance as at August 31, 2022	103

Disaggregation of revenue

	2022 $	2021 $
Services
Wireline – Consumer	3,547	3,665
Wireline – Business	623	584
Wireless	972	891

	5,142	5,140

Equipment and other
Wireless	319	381

	319	381

Intersegment eliminations	(13)	(12)

Total revenue	5,448	5,509

Remaining performance obligations

	Within 1 year	Within 2 years	Within 3 years	Within 4 years	Within 5 years	Thereafter	Total

Wireline	1,763	732	164	84	26	3	2,772

Wireless	308	92	–	–	–	–	400

Total	2,071	824	164	84	26	3	3,172